UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22057

Cohen & Steers Global Income Builder, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 112.8%
AUSTRALIA 3.4%
BANK 1.3%
Australia and New Zealand Banking Group Ltd.(a)	142,761	$3,515,899
MATERIALS 1.4%
BHP Billiton Ltd.(a)	78,287	3,770,249
REAL ESTATE—DIVERSIFIED 0.7%
GPT Group	227,524	738,966
Mirvac Group	989,950	1,274,823
		2,013,789
TOTAL AUSTRALIA		9,299,937
BRAZIL 2.5%
HOTEL 0.7%
BHG SA - Brazil Hospitality Group(b)	121,277	1,689,923
BHG SA - Brazil Hospitality Group, RCT(b)	16,675	232,356
		1,922,279
UTILITIES 1.8%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.1%
AES Tiete SA	191,946	2,915,665
WATER 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(c)	35,100	2,061,774
TOTAL UTILITIES		4,977,439
TOTAL BRAZIL		6,899,718
CANADA 5.1%
BANK 1.2%
Toronto-Dominion Bank/The(c)	38,500	3,410,715
DIVERSIFIED FINANCIAL SERVICE 0.8%
IGM Financial	41,211	2,096,044
FINANCIAL 1.1%
Power Corp.	104,000	3,081,918

	Number of Shares	Value
INDUSTRIAL 0.4%
Finning International	42,000	$1,240,722
MATERIALS 0.7%
CHEMICALS 0.4%
Potash Corp. of Saskatchewan	20,500	1,209,278
METALS & MINING 0.3%
Cameco Corp.	22,900	688,772
TOTAL MATERIALS		1,898,050
RESTAURANT 0.4%
Tim Hortons	25,000	1,133,832
TRANSPORT—RAIL 0.5%
Canadian National Railway Co.	17,000	1,282,671
TOTAL CANADA		14,143,952
FINLAND 0.8%
REAL ESTATE—DIVERSIFIED 0.5%
Sponda Oyj	268,440	1,525,537
TELECOMMUNICATION SERVICES 0.3%
Nokia Oyj(a)	92,600	791,989
TOTAL FINLAND		2,317,526
FRANCE 5.4%
BANK 0.2%
BNP Paribas	9,140	668,515
CONSUMER STAPLES 0.4%
Danone SA	19,000	1,241,190
ENERGY—OIL & GAS 1.4%
Total SA(a)	64,181	3,907,070
MATERIALS 0.6%
Lafarge SA(a)	24,400	1,522,024
REAL ESTATE—DIVERSIFIED 0.6%
Gecina SA	11,059	1,525,278

	Number of Shares	Value
UTILITIES 2.2%
ELECTRIC UTILITIES 0.5%
Electricite de France(a)	36,744	$1,521,590
MULTI UTILITIES 1.7%
GDF Suez(a)	112,413	4,580,209
TOTAL UTILITIES		6,101,799
TOTAL FRANCE		14,965,876
GERMANY 4.7%
AUTOMOTIVE 0.7%
Bayerische Motoren Werke AG(a)	23,000	1,914,991
INDUSTRIAL 1.4%
Siemens AG(a)	28,500	3,906,135
INSURANCE 1.5%
Allianz SE(a)	29,200	4,098,081
SOFTWARE 1.1%
SAP AG(a)	50,000	3,061,151
TOTAL GERMANY		12,980,358
HONG KONG 5.9%
ENERGY—OIL & GAS 0.5%
CNOOC Ltd.(a)	509,000	1,285,170
FINANCE-INVESTMENT BANKERS/BROKERS 0.5%
Hong Kong Exchanges and Clearing Ltd.(a)	69,500	1,507,305
INDUSTRIALS 0.9%
Hutchison Whampoa Ltd.(a)	201,000	2,379,891
REAL ESTATE 2.0%
DIVERSIFIED 1.3%
Glorious Property Holdings Ltd.	5,388,000	1,475,396
Wharf Holdings Ltd.(a)	302,200	2,090,153
		3,565,549
OFFICE 0.7%
Hongkong Land Holdings Ltd. (USD)	274,000	1,918,000
TOTAL REAL ESTATE		5,483,549

	Number of Shares	Value
RETAIL 0.4%
Esprit Holdings Ltd.	253,637	$1,164,078
TELECOMMUNICATION SERVICES 0.4%
China Mobile Ltd.	136,500	1,257,333
UTILITIES—ELECTRIC UTILITIES 1.2%
CLP Holdings Ltd.	419,000	3,401,643
TOTAL HONG KONG		16,478,969
IRELAND 0.5%
HEALTH CARE PRODUCTS
Covidien PLC(c)	28,000	1,454,320
ISRAEL 0.6%
PHARMACEUTICAL
Teva Pharmaceutical Industries Ltd., ADR(c)	35,784	1,795,283
ITALY 2.6%
BANK 0.2%
UniCredito Italiano S.p.A.	202,860	501,388
ENERGY—OIL & GAS 1.0%
Eni S.p.A.(a)	111,800	2,745,816
UTILITIES—GAS UTILITIES 1.4%
Snam Rete Gas S.p.A.(a)	700,482	3,937,138
TOTAL ITALY		7,184,342
JAPAN 9.7%
APPAREL 0.6%
Fast Retailing Co., Ltd.	11,200	1,401,683
Nisshinbo Industries	25,000	242,546
		1,644,229
AUTOMOTIVE 0.8%
Toyota Motor Corp.	57,400	2,311,734
BANK 0.1%
Sumitomo Trust and Banking Co., Ltd.(d)	50,000	264,487

	Number of Shares	Value
ENERGY—OIL & GAS REFINING & MARKETING 0.1%
Showa Shell Sekiyu KK	26,000	$271,315
FINANCE 0.1%
Daiwa Securities Group	47,000	215,845
FOOD 0.4%
House Foods Corp.	40,400	660,543
Kikkoman Corp.	53,000	499,543
		1,160,086
HEALTH CARE 0.8%
Astellas Pharma	40,800	1,510,748
Eisai Co., Ltd.	15,200	545,285
		2,056,033
INDUSTRIAL 2.3%
Chiyoda Corp.	46,000	421,399
Fanuc Ltd.(a)	20,100	3,042,306
Secom Co., Ltd.(a)	63,800	2,964,499
		6,428,204
INSURANCE 0.2%
NKSJ Holdings	85,000	554,881
MATERIALS 0.4%
Mitsubishi Materials Corp.	76,000	257,658
Sumitomo Metal Mining Co., Ltd.	14,000	240,851
Toray Industries	87,000	632,785
		1,131,294
REAL ESTATE—DIVERSIFIED 0.7%
NTT Urban Development Corp.	1,161	972,850
Tokyu Land Corp.	230,000	1,000,962
		1,973,812

	Number of Shares	Value
TECHNOLOGY 3.0%
Canon	53,400	$2,323,972
Kyocera Corp.	15,700	1,591,140
NTT Data Corp.	229	707,813
Sony Corp.	57,000	1,825,535
TDK Corp.	25,200	1,489,036
Tokyo Electron Ltd.	8,600	474,044
		8,411,540
TELECOMMUNICATION SERVICES 0.2%
KDDI Corp.	100	619,139
TOTAL JAPAN		27,042,599
MEXICO 0.8%
RETAIL 0.5%
Wal-Mart de Mexico SA de CV	480,600	1,442,473
TELECOMMUNICATION SERVICES 0.3%
America Movil SAB de CV	236,700	688,342
TOTAL MEXICO		2,130,815
PANAMA 0.2%
CONSUMER—CYCLICAL
LEISURE TIME
Carnival Corp.(a)	14,500	556,220
SINGAPORE 0.4%
INDUSTRIALS — MARINE PARTS & SERVICES 0.0%
Hutchison Port Holdings Trust(b)	17,100	16,929
SEMICONDUCTORS 0.4%
Avago Technologies Ltd.	36,500	1,135,150
TOTAL SINGAPORE		1,152,079
SPAIN 0.6%
TELECOMMUNICATION SERVICES
Telefonica SA(a)	61,600	1,542,145

	Number of Shares	Value
SWEDEN 0.9%
RETAIL
Hennes & Mauritz AB	76,958	$2,555,553
SWITZERLAND 5.3%
FOOD 1.9%
Nestle SA	93,320	5,349,263
HEALTH CARE 2.5%
Novartis AG(a)	129,300	7,013,311
MATERIALS—CHEMICALS 0.9%
Syngenta AG	7,500	2,437,398
TOTAL SWITZERLAND		14,799,972
UNITED KINGDOM 8.6%
BANK 1.6%
Barclays PLC(a)	497,000	2,212,870
HSBC Holdings PLC(a)	209,166	2,150,837
		4,363,707
CONSUMER DISCRETIONARY 0.8%
Reckitt Benckiser Group PLC(a)	44,800	2,301,217
CONSUMER—NON-CYCLICAL—AGRICULTURE 0.5%
British American Tobacco PLC(a)	36,300	1,456,975
ENERGY—INTEGRATED OIL & GAS 1.1%
Royal Dutch Shell PLC(a)	81,024	2,942,716
HEALTH CARE 1.9%
GlaxoSmithKline PLC(a)	283,200	5,404,008
REAL ESTATE—OFFICE 0.5%
Great Portland Estates PLC	201,335	1,246,062
TELECOMMUNICATION SERVICES 0.9%
Vodafone Group PLC(a)	915,000	2,590,742
UTILITIES—MULTI UTILITIES 1.3%
National Grid PLC(a)	375,000	3,573,354
TOTAL UNITED KINGDOM		23,878,781

	Number of Shares	Value
UNITED STATES 54.8%
AUTOMOTIVE 0.3%
Ford Motor Co.(b),(c)	50,000	$745,500
BASIC MATERIALS 0.4%
Praxair(c)	12,400	1,259,840
CONSUMER—CYCLICAL 2.2%
APPAREL 0.2%
NIKE(a),(c)	7,837	593,261
MEDIA 1.0%
Comcast Corp.(a)	35,000	865,200
The Walt Disney Co.(a)	42,600	1,835,634
		2,700,834
RETAIL 1.0%
Nordstrom(a)	28,340	1,271,899
Ross Stores(a)	19,900	1,415,288
		2,687,187
TOTAL CONSUMER—CYCLICAL		5,981,282
CONSUMER—NON-CYCLICAL 4.3%
AGRICULTURE 0.9%
Archer-Daniels-Midland Co.(a),(c)	33,379	1,201,978
Philip Morris International(a),(c)	20,233	1,327,892
		2,529,870
BEVERAGE 0.2%
PepsiCo(c)	9,710	625,421
COSMETICS/PERSONAL CARE 0.7%
Colgate-Palmolive Co.(c)	8,000	646,080
Procter & Gamble Co.(a),(c)	20,076	1,236,682
		1,882,762
FOOD 0.4%
Kraft Foods-Class A(a)	35,673	1,118,705

	Number of Shares	Value
RESTAURANT 1.2%
McDonald’s Corp.(a),(c)	43,539	$3,312,882
RETAIL 0.9%
CVS Caremark Corp.(a),(c)	36,000	1,235,520
Wal-Mart Stores(c)	22,200	1,155,510
		2,391,030
TOTAL CONSUMER— NON-CYCLICAL		11,860,670
ENERGY 10.7%
OIL & GAS 7.0%
Apache Corp.(c)	20,200	2,644,584
Chevron Corp.(a)	35,130	3,774,016
ConocoPhillips(a),(c)	25,000	1,996,500
Devon Energy Corp.(a),(c)	14,073	1,291,479
Exxon Mobil Corp.(a),(c)	64,847	5,455,578
Marathon Oil Corp.(a)	24,000	1,279,440
Occidental Petroleum Corp.(c)	17,300	1,807,677
Peabody Energy Corp.(a)	16,500	1,187,340
		19,436,614
OIL & GAS SERVICES 1.4%
Halliburton Co.(a)	26,500	1,320,760
Schlumberger Ltd.(a),(c)	26,798	2,499,181
		3,819,941
OIL & GAS STORAGE & TRANSPORTATION 2.3%
Buckeye Partners LP(c)	29,200	1,855,368
Kinder Morgan(a),(b)	23,136	685,751
MarkWest Energy Partners LP(c)	82,393	3,993,589
		6,534,708
TOTAL ENERGY		29,791,263

	Number of Shares	Value
FINANCIAL 7.6%
BANK 2.5%
Bank of America Corp.(a)	181,900	$2,424,727
Bank of New York Mellon Corp.(a)	38,000	1,135,060
BB&T Corp.(a)	16,700	458,415
US Bancorp(a),(c)	65,872	1,740,997
Wells Fargo & Co.(a),(c)	37,987	1,204,188
		6,963,387
CREDIT CARD 0.4%
American Express Co.(c)	25,700	1,161,640
DIVERSIFIED FINANCIAL SERVICE 3.1%
Citigroup(a),(b)	313,118	1,383,982
Goldman Sachs Group(a)	18,900	2,995,083
JPMorgan Chase & Co.(a),(c)	92,794	4,277,803
		8,656,868
INSURANCE 1.6%
HCC Insurance Holdings(a)	38,981	1,220,495
Prudential Financial(a),(c)	50,000	3,079,000
		4,299,495
TOTAL FINANCIAL		21,081,390
HEALTH CARE 2.9%
Abbott Laboratories(a),(c)	70,363	3,451,305
Becton Dickinson & Co.(a)	7,900	628,998
Johnson & Johnson(a)	20,136	1,193,058
Merck & Co.(a),(c)	44,829	1,479,805
Pfizer(a)	60,384	1,226,399
		7,979,565

	Number of Shares	Value
INDUSTRIAL 7.0%
AEROSPACE & DEFENSE 2.6%
General Dynamics Corp.(a)	24,019	$1,838,895
L-3 Communications Holdings(a)	21,000	1,644,510
Lockheed Martin Corp.(a)	23,000	1,849,200
United Technologies Corp.(c)	22,973	1,944,664
		7,277,269
COMMERCIAL SERVICES & SUPPLIES 0.5%
Iron Mountain(a),(c)	45,500	1,420,965
DIVERSIFIED MANUFACTURING 2.1%
Caterpillar(a)	15,300	1,703,655
Eaton Corp.	11,000	609,840
General Electric Co.(a)	173,830	3,485,292
		5,798,787
ENVIRONMENTAL CONTROL 0.4%
Waste Management(c)	32,000	1,194,880
TRANSPORTATION 1.4%
Norfolk Southern Corp.(c)	18,000	1,246,860
United Parcel Service(a)	33,160	2,464,451
		3,711,311
TOTAL INDUSTRIAL		19,403,212
MATERIALS 1.1%
CHEMICALS 0.6%
Dow Chemical Co.(a)	32,000	1,208,000
Ecolab(c)	11,000	561,220
		1,769,220
METALS & MINING 0.5%
Freeport-McMoRan Copper & Gold(a)	10,700	594,385
Newmont Mining Corp.(c)	14,100	769,578
		1,363,963
TOTAL MATERIALS		3,133,183

	Number of Shares	Value
REAL ESTATE 3.6%
DIVERSIFIED 0.5%
Forest City Enterprises(a),(b)	80,857	$1,522,537
HOTEL 0.6%
Hersha Hospitality Trust(c)	265,387	1,576,399
INDUSTRIAL 0.5%
ProLogis(c)	79,088	1,263,826
OFFICE 0.4%
Liberty Property Trust(c)	37,252	1,225,591
RESIDENTIAL - APARTMENT 0.7%
AvalonBay Communities(c)	15,714	1,886,937
SHOPPING CENTER—REGIONAL MALL 0.9%
Developers Diversified Realty Corp.(c)	90,701	1,269,814
General Growth Properties (c)	3,309	51,223
Pennsylvania REIT	82,365	1,175,349
		2,496,386
TOTAL REAL ESTATE		9,971,676
TECHNOLOGY 8.5%
COMPUTERS 2.0%
Apple(b),(c)	8,900	3,101,205
Hewlett-Packard Co.(a)	12,674	519,254
International Business Machines Corp.(a)	11,433	1,864,379
		5,484,838
INTERNET SERVICE PROVIDER 0.7%
Google(b),(c)	3,100	1,817,251
SEMICONDUCTORS 0.4%
Texas Instruments(c)	36,000	1,244,160
SERVICES 0.9%
Visa-Class A(c)	33,700	2,480,994

	Number of Shares	Value
SOFTWARE 2.6%
Microsoft Corp.(a)	44,015	$1,116,221
Oracle Corp.(a),(c)	126,200	4,211,294
Symantec Corp.(a),(b)	97,300	1,803,942
		7,131,457
TELECOMMUNICATION EQUIPMENT 1.9%
Corning(a),(c)	84,000	1,732,920
Harris Corp.(a)	11,900	590,240
QUALCOMM(a),(c)	55,500	3,043,065
		5,366,225
TOTAL TECHNOLOGY		23,524,925
TELECOMMUNICATION SERVICES 1.2%
AT&T(a),(c)	83,977	2,569,696
Verizon Communications(a),(c)	19,686	758,699
		3,328,395
UTILITIES 5.0%
ELECTRIC UTILITIES 2.3%
PPL Corp.(c)	110,000	2,783,000
Southern Co.(a),(c)	96,885	3,692,287
		6,475,287
MULTI UTILITIES 2.7%
PG&E Corp.(a)	75,000	3,313,500
Sempra Energy(a),(c)	78,500	4,199,750
		7,513,250
TOTAL UTILITIES		13,988,537
TOTAL UNITED STATES		152,049,438
TOTAL COMMON STOCK (Identified cost—$296,150,175)		313,227,883
CLOSED-END FUNDS—UNITED STATES 9.3%
COVERED CALL 0.4%
NFJ Dividend Interest & Premium Strategy Fund(c)	59,200	1,076,256

	Number of Shares	Value
EMERGING MARKETS DEBT 0.5%
AllianceBernstein Global High Income Fund(c)	62,200	$926,780
Morgan Stanley Emerging Markets Domestic Debt Fund(c)	35,000	567,000
		1,493,780
EQUITY TAX-ADVANTAGED 0.5%
Eaton Vance Tax-Advantaged Dividend Income Fund(c)	74,900	1,319,738
GLOBAL EQUITY DIVIDEND 1.0%
Alpine Total Dynamic Dividend Fund(c)	435,800	2,680,170
GLOBAL HYBRID (GROWTH & INCOME) 0.8%
Clough Global Opportunities Fund(c)	157,885	2,186,707
GLOBAL INCOME 1.0%
First Trust Aberdeen Global Opportunity Income Fund(c)	44,100	741,321
MFS Multimarket Income Trust	82,400	552,904
Western Asset Global High Income Fund(c)	108,100	1,400,976
		2,695,201
HIGH YIELD 1.3%
BlackRock Corporate High Yield Fund(c)	50,300	360,651
BlackRock Corporate High Yield Fund III(c)	56,800	406,120
BlackRock Corporate High Yield Fund V(c)	137,801	1,637,076
New America High Income Fund(c)	118,700	1,211,927
		3,615,774
LIMITED DURATION 0.3%
Eaton Vance Limited Duration Income Fund(c)	35,300	564,094
Franklin Templeton Limited Duration Income Trust(c)	29,600	388,944
		953,038
MULTI-SECTOR 1.2%
AGIC Convertible & Income Fund(c)	105,000	1,149,750
AGIC Convertible & Income Fund II(c)	57,200	575,432
PIMCO Income Opportunity Fund(c)	57,400	1,572,760
		3,297,942

	Number of Shares	Value
REAL ESTATE 0.7%
Alpine Global Premier Properties Fund(c)	279,558	$1,959,702
U.S. GENERAL EQUITY 1.6%
Gabelli Equity Trust(c)	273,800	1,692,084
Liberty All-Star Equity Fund	271,700	1,429,142
Royce Value Trust(c)	88,888	1,367,986
		4,489,212
TOTAL CLOSED-END FUNDS (Identified cost—$23,208,063)		25,767,520
PREFERRED SECURITIES—$25 PAR VALUE 2.4%
BERMUDA 0.7%
INSURANCE—REINSURANCE
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)	20,000	1,977,500
NETHERLANDS 0.5%
INSURANCE—MULTI-LINE
ING Groep N.V., 7.375%	63,000	1,513,890
UNITED KINGDOM 0.9%
BANK
Barclays Bank PLC, 7.75%, Series IV	35,000	900,200
National Westminster Bank PLC, 7.76%, Series C	63,373	1,523,487
		2,423,687
UNITED STATES 0.3%
MORTGAGE
Countrywide Capital V, 7.00%, due 11/1/36	35,000	875,350
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$6,355,101)		6,790,427
PREFERRED SECURITIES—CAPITAL SECURITIES 4.1%
BERMUDA 0.7%
INSURANCE—REINSURANCE
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(e)	2,000,000	1,900,000
CAYMAN ISLANDS 0.7%
INTEGRATED TELECOMMUNICATIONS SERVICES
Centaur Funding Corp., 9.089%, due 4/21/20, 144A(e)	1,750	1,938,125

	Number of Shares	Value
FRANCE 0.6%
BANK—FOREIGN
BNP Paribas, due 12/31/49, 144A(e)	1,800,000	$1,746,000
UNITED KINGDOM 0.7%
BANK
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A(e)	2,000,000	1,930,000
UNITED STATES 1.4%
INSURANCE
MULTI-LINE 0.7%
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(e)	1,500,000	1,818,750
PROPERTY CASUALTY 0.7%
ACE Capital Trust II, 9.70%, due 4/1/30	1,500,000	1,901,250
		3,720,000
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$10,643,047)		11,234,125

Principal Amount
CORPORATE BONDS 0.5%
UNITED STATES
PROPERTY CASUALTY
Liberty Mutual Insurance, due 10/15/97, 144A(e) (Identified cost—$1,342,503)	$1,500,000	1,383,559

		Number of Shares	Value
SHORT-TERM INVESTMENTS 0.6%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.01%(f)		821,989	$821,989
State Street Institutional Liquid Reserves Fund, 0.19%(f)		828,488	828,488
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,650,477)			1,650,477

TOTAL INVESTMENTS (Identified cost—$339,349,366)	129.7%		360,053,991

WRITTEN CALL OPTIONS	(1.8)		(4,892,972)

LIABILITIES IN EXCESS OF OTHER ASSETS	(27.9)		(77,462,649)

NET ASSETS (Equivalent to $12.04 per share based on 23,073,973 shares of common stock outstanding)	100.0%		$277,698,370

		Number of Contracts
WRITTEN CALL OPTIONS (1.8)%
EUROPE (0.6)%
DJ EuroStoxx 50 Index, EUR Strike Price 2,850, 04/15/11		1,100	$(1,434,206)
DJ EuroStoxx 50 Index, EUR Strike Price 2,900, 04/15/11		300	(229,586)
			(1,663,792)
UNITED STATES (1.2)%
S&P 500 Index, USD Strike Price 1,300, 4/16/11		303	(1,005,960)
S&P 500 Index, USD Strike Price 1,305, 4/16/11		353	(1,080,180)
S&P 500 Index, USD Strike Price 1,310, 4/16/11		304	(784,320)
S&P 500 Index, USD Strike Price 1,315, 4/16/11		152	(358,720)
			(3,229,180)
TOTAL WRITTEN CALL OPTIONS (Premiums Received—$2,633,298)			$(4,892,972)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
EUR	Euro Currency
RCT	Subscription Depositary Receipt
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) All or a portion of the security is held in connection with the revolving credit agreement; $156,762,294 has been pledged as collateral.

(b) Non-income producing security.

(c) A portion or all of the security is held in connection with written option contracts: $86,396,999 has been pledged to brokers.

(d) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.1% of net assets of the Fund.

(e) Resale is restricted to qualified institutional investors. Aggregate holdings equal 3.9% of net assets of the Fund, 0.0% of which are illiquid.

(f) Rate quoted represents the seven day yield of the fund.

Cohen & Steers Global Income Builder, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty when such prices are believed by the Board of Directors to reflect the fair market value.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be

Cohen & Steers Global Income Builder, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock — Japan	$27,042,599	$26,778,112	$—	$264,487
Common Stock — Other Countries	286,185,284	286,185,284	—	—
Closed-End Funds	25,767,520	25,767,520	—	—
Preferred Securities — $25 Par Value — Bermuda	1,977,500	—	1,977,500	—
Preferred Securities — $25 Par Value — Other Countries	4,812,927	4,812,927	—	—
Preferred Securities — Capital Securities	11,234,125	—	11,234,125	—
Corporate Bonds	1,383,559	—	1,383,559	—
Money Market Funds	1,650,477	—	1,650,477	—
Total Investments	$360,053,991	$343,543,843	$16,245,661	$264,487
Other Financial Instruments*	$(4,892,972)	$(4,892,972)	—	—

Cohen & Steers Global Income Builder, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

* Other financial instruments are written option contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2010	$—
Change in unrealized appreciation (depreciation)	(50,823)
Transfers in and/or out of Level 3	315,310
Balance as of March 31, 2011	$264,487

The investment classified as Level 3 delisted pending the completion of a corporate action. The Level 3 security has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Note 2. Derivative Instruments:  The following is a summary of the market valuations of the Fund’s derivative instruments as of March 31, 2011:

Equity contracts	$(4,892,972)

Options:  The Fund may write put or covered call options on an index or a security with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premiums received. Premiums received from writing options which are exercised or closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  If a call option is exercised, the call premium is added to the proceeds of the security sold to determine its gain or loss.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Transactions in options written during the three months ended March 31, 2011, were as follows:

Cohen & Steers Global Income Builder, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Number of Contracts	Premium
Options outstanding at December 31, 2010	2,423	$2,611,338
Options written	7,294	7,647,958
Options terminated in closing transactions	(7,205)	(7,625,998)
Options outstanding at March 31, 2011	2,512	$2,633,298

Note 3. Income Tax Information

As of March 31, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$41,190,989
Gross unrealized depreciation	(20,486,364)
Net unrealized appreciation	$20,704,625
Cost for federal income tax purposes	$339,349,366

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 27, 2011